SHAREHOLDERS' EQUITY - (Narrative) (Details) $ / shares in Units, $ in Thousands			5 Months Ended	6 Months Ended	12 Months Ended	29 Months Ended
		Jun. 08, 2023 ₪ / shares $ / shares	Jun. 08, 2023 ₪ / shares shares	Jun. 30, 2023 ₪ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 23, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares shares	May 31, 2022 shares	Apr. 20, 2022 shares
Class of Stock [Line Items]
Reverse share split				1-for-10
Description of stock split				the Company effected a reverse share split of its shares at the ratio of 1-for-10, such that each ten (10) Ordinary Shares, par value NIS 0.03 per share, were consolidated into one (1) Ordinary Share, par value NIS 0.30. As a result of rounding of fractional shares as part of the split, 18,338 shares were added, bringing the Company’s total outstanding shares on a post-split basis to 1,090,452.
Average expected term			5 years 4 months 9 days
Risk free interest rate			3.85%
Volatility			90.43%
Dividend yield			0.00%
Grant date fair value per option | ₪ / shares		₪ 3.2	₪ 3.2
Ordinary shares, shares issued | shares	[1]			1,090,452				1,081,755
Granted, Number of options | shares			18,000
Granted, Weighted average exercise price | $ / shares	[2]	₪ 5.89
Ordinary shares, par value (in New Shekels per share) | ₪ / shares				₪ 0.3 [1]				₪ 0.3
Consultant [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares				8,697					8,697	15,211
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.3
Share-based compensation expense | $					$ 67	$ 822

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (note 4d).
[2]	Figures were adjusted according to reverse share split (note 4d)